Note 4 - Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Cash and Cash Equivalents Disclosure [Text Block]
4.	CASH AND CASH EQUIVALENTS

(In Thousands)

	December 31
	2021	2020

Time deposits	$7,669	$6,513
Savings and checking accounts	12,916	12,045
Money market funds	170	171
Petty cash	25	23

Total	$20,780	$18,752